SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION
8.
SHARE-BASED COMPENSATION

The following table presents the classification of the Group’s share-based compensation expenses:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Facilitation and servicing	4,921	8,035	9,885
General and administrative	31,464	25,879	90,205
Research and development	6,823	10,557	25,689
Sales and marketing	11,145	14,651	32,159
Total	54,353	59,122	157,938

Share Options

In February 2019, the Group adopted the 2019 Share Incentive Plan (“2019 Plan”), effectively upon the completion of the Company’s initial public offering (“IPO”) to replace the 2016 Plan on a 4:1 ratio. The 2019 Plan contains performance vesting condition related to the operation results of the Group and the business department the grantee belongs to, as well as the grantee’s individual performance. The modification did not result in any incremental value. The shares to be issued under the 2019 Plan can be either new shares or treasury shares.

In August 2021, the Group granted one batch options equivalent of 108,400 share options of Jiayin Group with the exercise price of RMB0.875 per Ordinary Shares to an employee pursuant to the 2019 Plan. The options were fully exercised in 2021.

No options were granted during the years ended December 31, 2023, 2024 and 2025.

Total share-based compensation cost for the Share Options amounted to RMB4,380, RMB39 and nil for the years ended December 31, 2023, 2024 and 2025, respectively. As of December 31, 2025, there was nil in total unrecognized compensation cost, net of estimated forfeitures, related to non-vested stock options.

8.
SHARE-BASED COMPENSATION – continued

Restricted Share Units ("RSUs”)

The Group granted RSUs under 2019 plan which vested upon satisfaction of both service-based vesting conditions and performance-based vesting conditions. Performance-based RSUs vest in certain installments after the grant letter date, pending certification of performance achievement by the management and continued service. The fair value of performance-condition awards is based on the closing market price of the Group’s common stock on the grant date. The Group recorded share-based compensation expense for RSUs over the requisite service period when the performance condition is probable to meet and accounted for forfeitures as they occur.

The summary of the RSUs activities in 2025 is as follows:

	Number of RSUs (in ‘000s)	Weighted Average Grant-Date Fair Value
		RMB
Unvested at December 31, 2024	—	—
Granted	1,990	80.59
Vested	(1,960)	80.58
Forfeited	(30)	81.48
Unvested at December 31, 2025	—	—

Total share-based compensation cost for the RSUs amounted to RMB49,973, RMB59,083 and RMB157,938 for the years ended December 31, 2023, 2024 and 2025, respectively. During the year ended December 31, 2025, 1,960 share units were exercised with an aggregate intrinsic value of RMB157,938. As of December 31, 2025, there was nil in total unrecognized compensation cost related to RSUs.